Share-Based Compensation (Details Narrative) - Sonnet BioTherapeutics Holdings, Inc. [Member] - USD ($)				1 Months Ended				9 Months Ended	12 Months Ended
	Jul. 08, 2026	Jan. 01, 2025	Jan. 01, 2024	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Jul. 09, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		100.00%
Forecast [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		100.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted			9,175						9,175	976
Restricted stock units and vesting rights, description					In December of 2022, 976 RSUs were granted, 100% of which vested on January 1, 2024.	In December of 2021, 259 RSUs were granted, 100% of which vested on January 1, 2023.	In March of 2021, an additional 19 RSUs were granted, 50% of which vested on March 25, 2022 and the remaining 50% vested on March 25, 2023.
Number of shares granted					976	259	19
Restricted stock, shares issued				688
Stock compensation modification, incremental expense				$ 38,837
Unrecognized compensation expense								$ 0	$ 32,314
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	100.00%
Shares issued											120,000
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period									3 months
Restricted Stock Awards (RSA) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted			7,977					7,977	7,977	688
Unrecognized compensation expense								$ 0	$ 28,080
Restricted Stock Awards (RSA) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period									3 months
2020 Omnibus Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for issuance								120,302
2020 Omnibus Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for issuance			17,157						5